Shareholders' Equity - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2020	Oct. 31, 2020	Apr. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income				$ 3,000,000	$ 5,000,000	$ 5,000,000
Preferred stock, authorized (in shares)	40,000,000			40,000,000
Public Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)			71,900,000
Price per share (in dollars per share)			$ 8.00
Consideration received			$ 556,000,000
ATM Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)	94,500,000	67,100,000
Stock value, authorized	$ 1,500,000,000	$ 1,000,000,000.0		$ 1,500,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)	0			0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)	0			0	0